[LATHAM & WATKINS LLP LETTERHEAD]

February 8, 2005

Via EDGAR and Messenger

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Elaine Wolff Michael McTiernan Rachel Zablow Donna DiSilvio
    Re:
    FTD Group, Inc. Registration Statement on Form S-1 initially filed November 23, 2004, as amended by Amendment No. 1 to Form S-1, filed on January 7, 2005, Amendment No. 2 to Form S-1, filed on January 21, 2005, Amendment No. 3 to Form S-1, filed on January 27, 2005, Amendment No. 4 to Form S-1, filed on February 4, 2005, and Amendment No. 5 to Form S-1 filed on February 7, 2005 (Registration No. 333-120723)

Ladies and Gentlemen:

        In connection with the proposed public offering of its common stock, FTD Group, Inc. has electronically filed with the Securities and Exchange Commission Amendment No. 6 to the above-referenced Registration Statement.

        We have also enclosed with the paper copy of this letter a copy of Amendment No. 6 (including a copy marked to show changes from Amendment No. 5 to the Registration Statement).

        If you have any questions with respect to this letter and the enclosed documents, or if you require additional information, please contact Jim Beaubien at (213) 891-8680 or Greg Rodgers at (213) 891-8560.

Very truly yours,

/s/ Robert N. Chung

Robert N. Chung of LATHAM & WATKINS LLP

Enclosures

cc:
Carrie Wolfe
Jon Burney
Howard Sobel
James Beaubien
Gregory Rodgers
Casey Fleck